Other Long-Term Assets - Schedule of other long-term assets (Details) - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Subclassifications of assets, liabilities and equities [abstract]
North West Redwater Partnership subordinated debt	$ 652	$ 591
Prepaid cost of service toll	130	62
Investment in North West Redwater Partnership	0	287
Risk management (note 19)	290	373
Long-term inventory	121	96
Other	84	50
Other assets	1,277	1,459
Less: current portion	54	116
Other long-term assets	$ 1,223	$ 1,343